Corporate Bonds and Convertible Bonds	12 Months Ended
Mar. 31, 2014
Corporate Bonds and Convertible Bonds

(12) Corporate Bonds and Convertible Bonds

The carrying values of corporate bonds and convertible bonds at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013	2014
Unsecured 0.416% bonds, due May 25, 2015	¥10,000	10,000
Unsecured 0.606% bonds, due May 25, 2017	¥15,000	15,000

Corporate bonds	¥25,000	25,000

Unsecured zero coupon convertible bonds, due March 14, 2019	¥—	30,000
Add unamortized premium	¥—	149

Convertible bonds	¥—	30,149

As of March 31, 2013, the Company had no convertible bonds. In March 2014, the Company issued ¥30,000 million zero coupon convertible bonds due 2019 (the “Zero Coupon Convertible Bonds”). The bondholders are entitled to stock acquisition rights effective from April 1, 2014 to February 28, 2019. The initial conversion price is ¥1,655 per common share. Aside from the standard anti-dilution provisions, the conversion price is reduced for a certain period before an early redemption is triggered upon the occurrence of certain corporate events including a merger, corporate split, delisting and squeeze-out event. The reduced amount of the conversion price will be determined by a formula which is based on the effective date of the reduction and the Company’s common stock price. The reduced conversion price ranges from ¥1,123 to ¥1,655 per common share. The conversion price is also adjusted for dividends in excess of 15 yen per common share per fiscal year. The bondholders may require the Company to redeem the Zero Coupon Convertible Bonds, on or after a reduction in the conversion price is triggered, at 100.0% of its principal amount, together with a redemption premium which begins at 3.0% of the principal amount and ends at zero, amortized on a straight-line basis over the term of the Zero Coupon Convertible Bonds. In addition, the Company has the option to redeem all of the Zero Coupon Convertible Bonds outstanding at 100.0% of the principal amount, if less than 10.0% of the original issuance is outstanding.

The combined aggregate amounts of maturities for corporate bonds and convertible bonds as of March 31, 2014, by year payable, were as follows:

Year ending March 31	Yen (Millions)
2015	¥—
2016	10,000
2017	—
2018	15,000
2019	30,000
Thereafter	—

Total	¥55,000